Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	December 31,
	2022	2021

Equipment and furniture	$9,567	9,567
Less accumulated depreciation	(6,569)	(5,899)
Property and Equipment, net	$2,998	3,668